Leases - Components of Lease Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost	$ 21,280	$ 20,987
Sublease income	(244)	(328)
Net lease cost	$ 21,036	$ 20,659